Other Operating Expenses, Net - Schedule of Other Operating Expenses, Net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Operating Expenses, Net [Abstract]
Income (loss) on sale of PPE		R$ 1,056	R$ (212)	R$ (3,605)
Expenses with acquisitions of new businesses	[1]	(4,804)		(2,248)
Provision for legal claims		338	437	(2,127)
Gain from indemnities		(290)
Agricultural losses	[2]			(2,525)
Donations to BrasilAgro Institute	[3]	(1,314)	(3,000)	(8,500)
Gain from indemnities	[4]			7,526
Warrants and restricted shares	[5]		(1,859)	6,232
Impairment on investment	[6]			(4,865)
Gain from bargain purchase (nota 2.3)		348
Other	[6]	(87)	(793)	(937)
Other operating expenses, net		R$ (4,753)	R$ (5,427)	R$ (11,049)

[1]	In 2023, the amount refers to expenses with commission on lease agreements. In 2025, the amount refers to intermediation expenses incurred in the process of acquiring Novo Horizonte, prospecting for new business and compensation for the sale of farms.
[2]	Basically, it refers to operating losses in sugarcane harvesting due to adverse climate conditions in the subsidiary Yuchan.
[3]	Non-profit organization of the Brasilagro group that coordinates all social initiatives of the Company.
[4]	Indemnity received due to the early settlement under the Agrifirma agreement.
[5]	The gains and losses reflect the residual liabilities from the acquisition of Agrifirma, measured at fair value. The liabilities correspond to a number of warrants and restricted shares (Note 19), which may vary and, therefore, are classified as financial instruments, recognized as liabilities and measured at fair value based on the Company’s share price.
[6]	Refers to the impairment determined during the Agrofy investment period.